STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Change in Functional Currency (Details) $ in Millions	12 Months Ended
Jun. 30, 2020 USD ($) $ / $
Change in Functional Currency [Abstract]
Gross proceeds from public offering | $	$ 12.9
Fixed exchange rate (in dollars per share) | $ / $	1.457